Cover	Mar. 24, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2025
Entity File Number	001-42562
Entity Registrant Name	Gesher Acquisition Corp. II
Entity Central Index Key	0002044635
Entity Tax Identification Number	98-1833264
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3141 Walnut Street
Entity Address, Address Line Two	Suite 203b
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80205
City Area Code	212
Local Phone Number	993-1560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	GSHRU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GSHR
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GSHRW
Security Exchange Name	NASDAQ